Shareholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Shareholders’ Equity [Abstract]
Shareholders’ Equity

Note 4 — Shareholders’ Equity

On June 30, 2023 and December 31, 2022 the authorized capital stock of 135,000,000 shares consisting of 125,000,000 shares of common stock and 10,000,000 shares of preferred stock each with a par value of $0.0001 with 13,561,499 and 12,370,002 common shares issued and outstanding, respectively. No preferred stock has been issued.

On June 21, 2023 the Board of Directors approved a grant of 775,000 Restricted Share Units (RSU). All grants shall be effective upon the first day of trading of the Company’s common stock on the NASDAQ Exchange. 525,000 of the RSUs were awarded to three Board nominees and 250,000 RSUs were awarded to two officers of the Company.

For the periods ended June 30, 2023 and 2022, the Company recorded share based compensation as follows:

	Three-Month Period		Six-Month Period
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Shared-Based Compensation:
Cost of Sales	5,288	28,577	12,167	37,102
Technology and development	13,386	32,962	26,772	32,962
Sales, general and administrative	130,793	351,672	268,795	1,312,657
Total	149,467	413,211	307,734	1,382,721

Note 4 — Shareholder Equity:

Authorized and Outstanding Shares

As of December 31, 2022 the Company had authorized 135,000,000 shares consisting of 125,000,000 shares of common stock and 10,000,000 shares of preferred stock each with a par value of $0.0001. During 2021, the Company increased its authorized shares from 20,000,000 shares of common stock at a par value $0.0001 per share to 135,000,000 shares consisting of 125,000,000 shares of common stock and 10,000,000 shares of preferred stock each with a par value of $0.0001.

As of December 31, 2022 and 2021, there were 12,370,002 and 10,243,442 common shares outstanding, respectively.

Issuance of Shares to Founders

In 2016, the Company issued 4,233,696 shares to Founders valued at par value, $0.0001 per share. The shares had various restrictions, primarily service periods and vested either immediately or over three years. 604,832 shares were cancelled and did not vest. At December 31 2022 and 2021, 3,628,864 shares were fully vested and outstanding.

Registration Rights and Restrictions of Previous Offerings

Investors in the August 2016, July 2017, June 2018, July 2019, and April 2020 Offerings (collective, “Previous Offering(s)”) were entitled to standard “piggyback” registration rights on all registrations of the Company effected for other investors.

In connection with the Previous Offerings, each investor also entered into a Shareholder Agreement with the Company which contains restrictions on transfer of the shares purchased including lock-up provision pursuant to which no person may sell or transfer any shares acquired or any other shares held by it until 180 days from the date of an initial public offering of the Company.

Convertible Notes Payable Conversions to Common Stock

On July 19, 2021, the 2020 Convertible Note Payable issued in 2020 including an aggregate principal amount of $4,004,900 (excluding deferred debt discount and amortization of discount) and accrued payment-in-kind interest of approximately $334,000 converted to 867,767 shares of common stock.

On May 30, 2022, the 2021 Convertible Note Payable, including an aggregate principal amount of $7,176,335 (excluding deferred debt discount and amortization of discount) and accrued payment-in-kind interest of approximately $742,700 converted to 1,583,807 shares of common stock.

On December 21, 2022, the December 2021 Convertible Note Payable, including an aggregate principal amount of $50,000 (excluding deferred debt discount and amortization of discount) and accrued payment-in-kind interest of approximately $5,000 converted to 11,000 shares of common stock.

Warrant Exercises

During 2022, and 2021 approximately 418,473 and 235,693, respectively, warrants issued with convertible notes payable were exercised for proceeds of approximately $1,285,809 and $2,093,000, respectively.

Equity Incentive Plans

On September 6, 2016, the Board of Directors adopted a 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan was approved by our shareholders on September 28, 2016. On January 18, 2018, the Board of Directors and shareholders adopted a 2017 Equity Incentive Plan (the “2017 Plan”). On April 23, 2021, the Board of Directors and shareholders adopted a 2021 Equity Incentive Plan (the “2021 Plan”). (collectively the “Equity Incentive Plans”).

13,744,376 options have been authorized under the Equity Incentive Plans as follows:

Options Authorized
2016 Plan	1,139,544
2017 Plan	604,832
2021 Plan	12,000,000
13,744,376

The 2016 Plan shall continue in effect until its termination by the Board; provided, however, that all Awards shall be granted, if at all, within ten (10) years from September 6, 2016. “Award” means an Option, Stock Appreciation Right, Restricted Stock Purchase Right, Restricted Stock Bonus, Restricted Stock Unit, or Stock-Based Award granted under the 2016 Plan. Shares issued pursuant to the 2016 Plan are exempt from requirements of registration and qualification of such securities.

The 2017 Plan shall continue in effect until its termination by the Board; provided, however, that all Awards shall be granted, if at all, within ten (10) years from December 15, 2017. “Award” means an Option, Stock Appreciation Right, Restricted Stock Purchase Right, Restricted Stock Bonus, Restricted Stock Unit, or Stock-Based Award granted under the 2017 Plan. Shares issued pursuant to the 2017 Plan are exempt from requirements of registration and qualification of such securities.

The 2021 Plan shall continue in effect until its termination by the Board; provided, however, that all Awards shall be granted, if at all, within ten (10) years from April 23, 2021. “Award” means an Option, Stock Appreciation Right, Restricted Stock Purchase Right, Restricted Stock Bonus, Restricted Stock Unit, or Stock-Based Award granted under the 2021 Plan. Shares issued pursuant to the 2021 Plan are exempt from requirements of registration and qualification of such securities.

Payment of earned Stock-Based Awards shall be as determined by the Board and as evidenced in the award agreement. Subject to the terms of the Plans, the Board, in its sole discretion, may pay earned Stock-Based Awards in the form of cash or in shares of Stock (or in a combination thereof) that have an aggregate Fair Market Value equal to the value of the earned Share-Based Awards.

Options are not exercisable after the expiration of ten (10) years after the effective date of grant of such Option. All exercises are subject to various the Equity Incentive Plan restrictions.

For the years ended December 31, 2022 and 2021, the Company recorded share based compensation as follows

2022 — Share-based compensation

Share-based compensation related to Equity Plans was allocated as follows:

Cost of sales	$62,099
Technology and development	59,734
Sales, general and administrative	2,179,902
Total	$2,301,735

2021 — Share-based compensation

Share-based compensation related to Equity Plans was allocated as follows:

Cost of sales	$7,940
Technology and development	19,226
Sales, general and administrative	3,860,686
Total	$3,887,852

Of the total share-based compensation for the twelve months ended December 31, 2022 of approximately $2.3 million, approximately $607,000 related to the issuance of restricted share units, approximately $200,000 related to principal stockholder share-based payment award, and the remainder, 1,494,000 related to the issuance of options and warrants.

Of the total share-based compensation for the twelve months ended December 31, 2021 of approximately $3.9 million, $1.0 million related to principal stockholder share-based payment award and the remainder related to the issuance of options and warrants.

The fair value of options on the date of grant was estimated based on the Black-Scholes option pricing model. The weighted average assumptions used to value options granted to employees and warrants to contractors for the twelve-month period ending December 31, 2021, was as follows:

Risk-free Interest rate	0.27% – 2.92%
Expected Term at Issuance	5 – 7 years utilizing the practical expedient method in accordance with ASC 718
Volatility	61.7% (The Company used an average volatility of comparable entities, to develop an estimate of expected volatility.)
Dividend Rate	0

The fair value of options on the date of grant was estimated based on the Black-Scholes option pricing model. The weighted average assumptions used to value options granted to employees and warrants to contractors for the twelve-month period ending December 31, 2022, was as follows:

Risk-free Interest rate	2.8%
Expected Term at Issuance	5 – 7 years utilizing the practical expedient method in accordance with ASC 718
Volatility	63.9% (The Company used an average volatility of comparable entities, to develop an estimate of expected volatility.)
Dividend Rate	0

The following table summarizes common stock option and warrant award activity:

	Options	Weighted Average Exercise Price	Remaining Life	Aggregate Intrinsic Value for the Activity During the Years
Balance, January 1, 2021	1,574,126	$2.71	5.0	—
Granted	1,607,500	4.33	10.0
Exercised	(65,000)
(Forfeiture)	—
Balance, December 31, 2021	3,116,626	$4.44	7.0
Exercisable, December 31, 2021	2,405,534	$3.25	6.3

Balance, January 1, 2022	3,116,626	$4.44	7.0
Granted	517,500
Exercised	(6,060)
(Forfeiture)	(555,000)
Balance, December 31, 2022	3,073,066	$5.22	6.0
Exercisable, December 31, 2022	2,711,448	$3.40	7.1

As of December 31, 2021, there were 711,092 unvested options to purchase shares of the Company’s common stock and approximately $1,857,000 of unrecognized share-based compensation expense that the Company expected to recognize over the next twelve months.

As of December 31, 2022, there were 367,678 unvested options to purchase shares of the Company’s common stock and approximately $1,099,000 of unrecognized share-based compensation expense that the Company expected to recognize over the next twelve months.

Principal Stockholder Share-based Payment Award

On November 11, 2022 principal stockholders transferred 100,000 of their shares, 50,000 each, to a contractor of the Company; The Company valued the awards on those dates at the most recent price per unit sold by the Company, or $5.00 per share. The expenses, approximately $200,000, was recorded as share-based compensation for the twelve months ended December 31, 2022. There were no performance conditions, in the periods the share-based payment were granted. The Company expensed the awards as share-based compensation as consistent with the Codification of Staff Accounting Bulletins Topic 5: Miscellaneous Accounting, T. Accounting for Expenses or Liabilities Paid by Principal Stockholder(s).

On June 22, 2021, principal stockholders transferred 200,000 of their shares, 100,000 each, to a contractor of the Company. The Company valued the awards on those dates at the most recent price per unit sold by the Company, or $2.00 per share. The expenses, approximately, $1,000,000, was recorded as share-based compensation for the twelve months ended December 31, 2021. There were no performance conditions, in the periods the share-based payment were granted. The Company expensed the awards as share-based compensation as consistent with the Codification of Staff Accounting Bulletins Topic 5: Miscellaneous Accounting, T. Accounting for Expenses or Liabilities Paid by Principal Stockholder(s).

On October 29, 2020, a terminated employee was granted 65,000 common shares of NYIAX by two principal stockholders to be distributed to the terminated employee only upon an initial public offering (IPO) or merger. The Company estimates the value of these shares at approximately $325,000. In accordance with ASC 718, the Company has not recognized expenses related to these transferred shares as the performance condition of “initial public offering (IPO) or merger” has not been met.

Warrant Exercise/Deemed Dividend from Inducement to Exercise Warrants

Effective January 13, 2022, as an inducement to warrant holders to exercise their warrants issued previously with common stock offerings, the Company reduced the exercise price to $5.50 from $6.50 – $6.60 until March 25, 2022.

Approximately 235,693 warrants were exercised at $5.00 – 5.50 per share for the aggregate proceeds of approximately $1.3 million. 214,693 warrants were exercised resulting from the Company’s reducing the exercise price to $5.50 from $6.50 and 11,000 were exercised from previously issued warrants with a strike price of $5.00 per share.

As a result of these transactions, the Company recognized a deemed dividend of approximately $28,600 resulting from the excess of the fair value of the modified warrants over the fair value of the original warrants immediately before the modification.

The fair value of the warrants issuable according to the original terms of the original contracts were estimated immediately before the modification based on the Black-Scholes option pricing model. The weighted average assumptions used to value the investor warrants for the periods presented were as follows:

Risk-free Interest rate	1.64%
Expected Term at Issuance	6.4 – 8.2 years
Volatility	69.2%
Dividend Rate	0

The fair value of the modified warrants in the transaction were estimated based on the Black-Scholes option pricing model. The weighted average assumptions used to value the investor warrants for the periods presented were as follows:

Risk-free Interest rate	1.64%
Expected Term at Inducement date	6.4 – 8.2 years
Volatility	69.2%
Dividend Rate	0